Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Employee benefits	$ 326,853	$ 265,891
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	282,107	230,441
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 44,746	$ 35,450